ASSETS HELD FOR RESALE	12 Months Ended
Mar. 31, 2011
ASSETS HELD FOR RESALE

Note 8          ASSETS HELD FOR RESALE

In fiscal 2010, the outgoing assets associated with the sale of the two subsidiaries, Gedys IntraWare GmbH and GROUP Business Software Holding OY, were recognized under this category in the amount of 12,373 KUSD. A breakdown of the assets included is disclosed below. The ultimate disposal in fiscal 2011 was not shown as a discontinued operation as there continues to be operations in the segment to which it was grouped.

KUSD
2010
Asset
Cash	1,185.6
Trade receivables	2,847.6
Other receivables	281.3
Equipment	66.2
Goodwill	7,292.6
Other intangible assets	699.3
12,372.6